Variable Interest Entities (Basic Information of Consolidated VIEs, Narrative) (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Aug. 16, 2015	Jul. 31, 2014	May 01, 2013	Oct. 31, 2015	Dec. 31, 2017	Jun. 21, 2012
Variable Interest Entity [Line Items]
Aggregate amount of loans to related parties					$ 3.1
MoboTap [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests		51.00%
7Road [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests			28.074%
Percentage of interest held by Group						71.926%
Non-controlling interest percentage						28.074%
Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Non-controlling interest percentage						31.742%
Shenzhen 7Road [Member] | 7Road Technology [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage	100.00%
High Century [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					100.00%
Dr. Charles Zhang [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					80.00%
Wei Li [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					20.00%
Changyou Star [Member] | Guanyou Gamespace [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					100.00%
Changyou Star [Member] | Wuhan Baina Information [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					60.00%
Dewen Chen [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					50.00%
Jie Liu [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					50.00%
Gamease [Member] | Shanghai ICE [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					100.00%
Gamease [Member] | Wuhan Baina Information [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		60.00%
Transferred equity interest to new shareholders				60.00%
Gamease [Member] | Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Percentage of interest held by Group						68.258%
Yongzhi Yang [Member] | Wuhan Baina Information [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		40.00%			40.00%